2 SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Notes
2 SIGNIFICANT ACCOUNTING POLICIES

2         SIGNIFICANT ACCOUNTING POLICIES

Statement of Compliance

These consolidated financial statements have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the IFRS Interpretations Committee (“IFRIC”). The policies applied in these consolidated financial statements are based on IFRS in effect as at December 31, 2018.

Basis of presentation

The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit and loss, which are stated at their fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned legal subsidiaries Snipp Interactive Inc. (formerly Consumer Impulse, Inc.), which was incorporated in Delaware, USA, Snipp Interactive (India) Private Limited, which was incorporated in India, Snipp Interactive Limited (formerly Swiss Post Solutions Ireland Limited), which was incorporated in Ireland, Snipp Interactive Limited, which was incorporated in the United Kingdom, Snipp Interactive AG, which was incorporated in Switzerland, Hip Digital Media, Inc., which was incorporated in Delaware, USA and Hip Digital Media Inc., which was incorporated in British Columbia, Canada. All material inter-company balances and transactions have been eliminated.

Equipment

Equipment are recorded at cost and depreciated over their estimated useful lives as follows:

Office equipment	3-5 years	Straight-line
Computer equipment	3-5 years	Straight-line

Intangible Assets

Intangible assets are recorded at cost when internally generated assets and at fair value when acquired during a business acquisition. Intangible assets are amortized over their estimated useful lives as follows:

Software platform	5 years	Straight-line
Acquired intellectual property	5 years	Straight-line
Acquired customer relationships	5 years	Straight-line
Acquired music label contracts	5 years	Straight-line

Software platform

Certain costs incurred in connection with the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets when the following criteria are met:

•   It is technically feasible to complete the software product so that it will be available for use;

•   Management intends to complete the software product and use or sell it;

•   There is an ability to use or sell the software product;

•   It can be demonstrated how the software product will generate probable future economic benefits;

•   Adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and

•   The expenditure attributable to the software product during its development can be reliably measured.

Costs that qualify for capitalization include both internal and external costs. These costs are amortized over their expected useful lives estimated at 5 years. Residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Acquired intellectual property

The Company acquired intellectual properties from various acquisitions. The acquired intellectual properties are an intelligent learning platform, a customer loyalty management platform and a rewards platform. These acquired intellectual properties are being amortized over the estimated useful life of 5 years.

Acquired customer relationships

The Company acquired customer relationships from various acquisitions. The acquired customer relationships represent the customer base and corresponding contracts that have been generating revenue for the acquired businesses in prior and current fiscal periods. The value of these acquired customer relationships is being amortized over the estimated useful life of 5 years.

Acquired music label contracts

The Company acquired music label contracts from a past acquisition. The acquired music label contracts represent contracts with music labels that provide for the procurement of music content at wholesale pricing and that are then sold for profit to customers as part of customer revenue contracts that have been generating revenue in prior and current fiscal periods. The value of these acquired music label contracts is being amortized over the estimated useful life of 5 years.

Critical judgement and accounting estimates

The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported expenses during the period. Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period relate to provisions for receivables, depreciation, impairment testing, determining the fair value of identifiable assets acquired and liabilities assumed in a business combination, determining the risk free rate of return, expected volatility and future market conditions when calculating the fair value of stock options and warrants, and determining fair values of financial instruments. Actual results could differ from these estimates due to the underlying uncertainty that could result in a material adjustment to the carrying amounts of assets, liabilities, and equity in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

i) The recoverability of accounts receivable and the expected credit loss allowance that are included in the consolidated statements of financial position are based on historical collection of receivables.

ii) The inputs used in accounting for share-based payments expense included in profit and loss calculated using the Black-Scholes option pricing model (Note 9).

iii) The carrying value of intangible assets (capitalized software development, customer relationships, intellectual property and music label contracts) that are included in the consolidated statements of financial position are based on management assessments of the recoverable amount of the asset. As well, management estimates on the capitalized costs that are directly attributable to the development of the intangible asset (Note 6).

iv) The estimates used in determining the fair value for the Derivative Liability, which is composed of valuations of Financing warrants, as defined and described in Note 8, utilizes estimates made by management in determining the appropriate input variables in the Black-Scholes valuation model as disclosed in Note 8.

v) The carrying value of goodwill and intangibles acquired from acquisitions and estimates on any assumptions underlying the analysis of impairment.

vi) The purchase price allocation corresponding to completed acquisitions and the related contingent considerations (Note 10).

Revenue from contracts with customers

The Company provides a full suite of promotions-related marketing services in the US, Canada and internationally, and generates revenue by designing, constructing, implementing and managing these promotions marketing services for its customers. The Company adopted IFRS 15 on January 1, 2018. IFRS 15 introduces a single, principles-based, five-step model for the recognition of revenue when control of goods is transferred to the customer. The five steps are: identify the contract(s) with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to each performance obligation and recognize revenue as each performance obligation is satisfied.

IFRS 15 also requires enhanced disclosures about revenue to help users better understand the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. There is no impact to the timing or amounts of revenue recognized in its statement of operations upon the adoption of the standard.

Arrangements with multiple deliverables

Many of the Company’s arrangements with customers include multiple performance obligations such as campaign development and campaign management which are delivered at varying times. In these cases, the Company treats the delivered items as separate performance obligations of accounting if they have value to the customer on a stand-alone basis and, where the arrangement includes a general right of return relative to the delivered item, delivery or performance of undelivered items is considered probable and substantially in the Company’s control. The Company allocates the total arrangement consideration to all performance obligations using its best estimate of their relative fair value, since vendor specific objective or third-party evidence of the selling price is generally unavailable. It then recognizes revenue on the different performance obligations in accordance with the policies set out above.

Business combinations

The acquisition of a business is accounted for using the acquisition method. The consideration for an acquisition is measured at the aggregate of the fair values, at the date of exchange, of the assets transferred, the liabilities incurred to former owners of the acquired business, and equity instruments issued by the acquirer in exchange for control of the acquired business. The acquired business’ identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under IFRS 3 are recognized at their fair values at the acquisition date, except for income taxes which are measured in accordance with IAS 12, Income Taxes. To the extent that the aggregate of the fair value of consideration paid, the amount of any noncontrolling interest and the fair value of any previously held interest in the acquiree exceeds the fair value of the net identifiable tangible and intangible assets, goodwill is recognized. To the extent that this excess is negative, the excess is recognized as a gain in income.

Income taxes

Income tax expense consists of current and deferred tax expense. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive loss. Current tax is recognized and measured at the amount expected to be recovered from or payable to the taxation authorities based on the income tax rates enacted or substantively enacted at the end of the reporting period and includes any adjustment to taxes payable in respect of previous years. Deferred tax is recognized on any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable earnings. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized, or the liability is settled based on tax rates and laws that have been enacted or substantively enacted by the end of the reporting period. The effect of a change in the enacted or substantively enacted tax rates is recognized in net earnings and comprehensive income or in equity depending on the item to which the adjustment relates. Deferred tax assets are recognized to the extent future recovery is probable. At each reporting period end, deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Foreign currencies

IFRS requires that the functional currency of each entity in the consolidated group be determined separately and that each entity’s financial results and position should be measured using the currency of the primary economic environment in which the entity operates. The functional currency of the Company is the Canadian Dollar, the functional currency of its wholly-owned legal subsidiaries are:

Snipp Interactive Inc. (formerly Consumer Impulse, Inc.), - U.S. Dollar;

Snipp Interactive (India) Private Limited, - Indian Rupee;

Snipp Interactive Limited (formerly Swiss Post Solutions Ireland Limited), - European Euro;

Snipp Interactive Limited (United Kingdom), - British Pound;

Snipp Interactive AG, - Swiss Franc;

Snipp Cann Inc, - U.S. Dollar;

Hip Digital Media, Inc. (USA), - U.S. Dollar; and

Hip Digital Media Inc. (Canada), - Canadian Dollar.

The presentation currency of the Company’s consolidated financial statements is the U.S. dollar (“$”). Under IFRS, when the Company translates the financial statements of entities from their functional currency to the presentation currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the end of the reporting period. Share capital, warrants, equity reserves, other comprehensive income, and deficit are translated into U.S. dollars at historical exchange rates. Revenues and expenses are translated into U.S. dollars at the average exchange rate for the period. Foreign exchange gains and losses on translation are included in other comprehensive loss. Within each entity, transactions denominated in foreign currencies are translated into the functional currency using the exchange rate in effect at the dates of the transactions, and monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the end of the reporting period. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in profit or loss.

Foreign exchange gains and losses on intercompany loans receivable from foreign operations, for which settlement is neither planned nor likely to occur in the foreseeable future are recognized in other comprehensive income and accumulated in a separate component of equity, irrespective of the currency the intercompany loan is denominated in. In substance, such an item forms part of the Company’s net investment in the foreign operation. Such items are reclassified from equity to profit or loss on disposal of the net investment in foreign operations.

Financial instruments

The Company adopted IFRS 9 on January 1, 2018. IFRS 9 set out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.

IFRS 9 largely retained the existing requirements in IAS 39 for the classification and measurement of financial liabilities and the adoption of IFRS 9 has not had a significant effect on our accounting policies related to financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale. Under IFRS 9, on initial recognition, a financial asset is classified as measured at: fair value through profit and loss (“FVTPL”), fair value through other comprehensive income (“FVOCI”) or at amortized cost. In addition, the standard amended some of the requirements of IFRS 7, Financial Instruments: Disclosures, including the requirement for added disclosures about investments in equity instruments measured at FVOCI and guidance on financial liabilities and derecognition of financial instruments. The Company adopted the standard on January 1, 2018. Retrospective application was required, but there was no requirement to restate comparative periods disclosed.

(a) Classification

The following summarizes the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 in the following table:

Measurement Categories
Financial instruments:	IAS 39	IAS 9
Cash	FVTPL	Amortized cost
Accounts receivable	Loans and receivables	Amortized cost
Deposits and prepaid assets	Amortized cost	Amortized cost
Accounts payable and accrued liabilities	Other financial liabilities	Amortized cost
Due to related parties	Other financial liabilities	Amortized cost
Working capital line of credit	Other financial liabilities	Amortized cost

The Company determined the modifications made did not result in a material difference under the new classification of IFRS 9.

(b) Measurement

Financial assets

Financial assets at FVTOCI

Elected investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income.

Financial assets at amortized cost

Financial assets at amortized cost are initially recognized at fair value, plus adjustments for transaction costs, and then subsequently measured at amortized cost using the effective interest rate method, with gains and losses recorded as a charge against earnings. Transaction costs related to financial assets measured at fair value, through the consolidated statements of comprehensive loss, are expensed as incurred.

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of operations. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are included in the consolidated statements of operations in the period in which they arise.

Financial liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or amortized cost.

Financial liabilities classified as amortized cost are initially recognized at fair value less directly attributable transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial instrument and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial instrument or, where appropriate, a shorter period. The Company’s trade and other payables, dues to related parties, and working capital line of credit are classified as amortized cost.

(c) Impairment of financial assets at amortized cost

A financial asset carried at amortized cost is considered impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flow of that asset and that the estimated future cash flow of that asset can be estimated reliability. An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. For trade receivables, the Company uses a combined approach of specific account identification and a provision matrix to estimate the lifetime expected impairment. For all other financial assets, the Company uses specific identification to determine the amount of expected impairment. Losses are recognized in the consolidated statement of operations and comprehensive loss and reflected as an expected credit loss allowance against the financial asset. When a subsequent event causes the amount of the allowance to decrease, the decrease in allowance is reversed through the consolidated statement of operations and comprehensive loss.

The adoption of the expected credit loss impairment model under IFRS 9 had no material impact on the carrying amounts of our financial assets on the transition date given the financial assets measured at amortized cost are composed of cash and accounts receivable and no impairment has been recognized at the report date.

Impairment

Financial assets

Under IFRS 9, a financial asset not carried at fair value through profit or loss is assessed at the end of each reporting period to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between the asset’s carrying value and its fair value. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

Non-financial assets

The carrying amounts of the Company’s definite-life non-financial assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. The recoverable amount of an asset is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”, or “CGU”). An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

Impairment losses recognized in prior periods are assessed at the end of each reporting period for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Impairment

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which goodwill relates. Where the recoverable amount of the CGU, including goodwill, is less than its carrying value, an impairment loss is recognized. Impairment losses related to goodwill cannot be reversed in future periods.

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. In calculating the diluted loss per share, the weighted average number of common shares outstanding assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. For the periods presented, all options and warrants were anti-dilutive.

Share-based payments

The Company uses the fair value method whereby the Company recognizes compensation costs for the granting of all stock options and direct awards of stock based on their fair value over the period of vesting using the Black-Scholes option pricing model. Any consideration paid by the option holders to purchase shares is credited to common shares.

Share-based payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity settled share-based payment transactions and measured at the fair value of goods or services received. If the fair value of the goods or services received cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instruments granted at the date the Company receives the goods or the services.

Adoption of accounting standards

Effective January 1, 2018, the Company adopted IFRS 9 which was issued in November 2009 and subsequently amended as part of an ongoing project to replace IAS 39 Financial instruments: Recognition and measurement. The standard introduces new requirements for classifying and measuring financial assets and liabilities. Adoption of this standard did not have a significant impact on the Company's consolidated financial statements.

Effective January 1, 2019, the Company adopted IFRS 15, Revenue from Contracts with Customers (“IFRS 15”). IFRS 15 clarifies the principles for recognizing revenue from contracts with customers. IFRS 15 results in enhanced disclosures about revenue, provides guidance for transactions that were not previously addressed comprehensively (i.e. service revenue and contract modifications) and improves guidance for multiple-element arrangements. Adoption of this standard did not have a material effect on the Company's consolidated financial statements and related disclosures.

Recent accounting pronouncements

IFRS 16, “Leases”, will be effective for annual periods beginning on or after January 1, 2019. The most significant change introduced by IFRS 16 is a single lessee accounting model, bringing leases on balance sheet for lessees. Management anticipates that this standard will be adopted in the Company's consolidated financial statements for the year beginning January 1, 2019 and has determined there will be no material impact on the consolidated financial statements upon adoption of IFRS 16.